Subsequent Events Subsequent Events (Details) (USD $)	12 Months Ended					0 Months Ended			0 Months Ended			0 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Feb. 04, 2013	Dec. 31, 2012	Apr. 17, 2014 Subsequent Event - February 21, 2014	Feb. 21, 2014 Private Placement [Member]	Feb. 21, 2014 Private Placement [Member] Common Stock [Member]	Feb. 21, 2014 Private Placement [Member] Warrant [Member]	Feb. 21, 2014 Private Placement [Member] Private Placement Agent [Member]	Feb. 21, 2014 Private Placement [Member] Private Placement Agent [Member] Common Stock [Member]	Feb. 21, 2014 Private Placement [Member] Private Placement Agent [Member] Warrant [Member]	Apr. 16, 2014 2014 Employee Stock Purchase Plan [Member] Subsequent Event 2 [Member]	May 09, 2014 2014 Employee Stock Purchase Plan [Member] Subsequent Event 3 [Member]
Subsequent Event [Line Items]
Common stock, capital shares reserved for future issuance (shares)												1,500,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans													0
Common stock, shares available for issuance						34,285,728
Share price						$ 0	$ 0.35	$ 0.50		$ 0.35	$ 0.50
Proceeds from issuance of common stock						$ 12,000,000
Class of warrant or right, number of securities called by warrants or rights (shares)						17,142,864			750,511
Payments for professional services									814,850
Terms of registration rights arrangement	The Company has agreed, pursuant to the terms of a registration rights agreement with the investors, to (i) file a shelf registration statement with respect to the resale of the shares of its common stock sold to the investors and shares of its common stock issuable upon exercise of the warrants with the SEC within the sooner of 60 days after the closing date or 10 business days after the Company files its annual report on Form 10-K for the year ended December 31, 2013; (ii) use its commercially reasonable best efforts to have the shelf registration statement declared effective by the SEC as soon as possible after the initial filing, and in any event no later than 90 days after the closing date (or 120 days in the event of a full review of the shelf registration statement by the SEC); and (iii) keep the shelf registration statement effective until all registrable securities may be sold pursuant to Rule 144 under the Securities Act of 1933
Share-based compensation arrangement by share-based payment award, award vesting period (in years)	2 years											90 days
Annual compensation limit percentage, employee stock purchase plan												10.00%
Annual compensation limit, employee stock purchase plan												$ 21,250
Shares issuance limit per offering period, employee stock purchase plan												20,000
Fair market value of shares available for issuance												85.00%
Common stock, shares authorized (shares)	100,000,000	100,000,000	100,000,000	100,000,000	200,000,000